Income Tax Expense - Additional information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Corporate tax rate	20.00%	23.00%	25.00%	20.00%
Corporate tax rate for pension companies		25.00%
Allowed Percentage deduction of research and development expenses		100.00%
Dividend payments, withholding tax		10.00%
Tax exception minimum hold period from sale of founding shares, redeemed shares and priority rights		2 years
Percentage of the profits arising from sale of founding shares, redeemed shares and priority rights held by entities for corporate tax exception.		75.00%
Tax exception minimum withhold period from sale of immovable properties		2 years
Percentage of profits arising from sale of immovable properties included in assets entities for corporate tax exception		50.00%
Minimum term for profits recorded under passive fund account without withdrawal for tax exception		5 years